Fair Value Measurements - Change in Fair Value of Level 3 Investments (Details) - EBP INVUNION $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Investment, Fair Value [Roll Forward]
Beginning balance	$ 4,477,625
Ending balance	5,599,098
Level 3
EBP, Investment, Fair Value [Roll Forward]
Beginning balance	387
Unrealized gain (loss)	0
Ending balance	$ 387